Contents of Significant Accounts - Refund Liabilities - Summary of Refund Liabilities (Detail) - TWD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Refund Liability [Abstract]
Refund liabilities	$ 1,139,227	$ 724,207